CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Outstanding ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive loss CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2012	¥ 343	¥ 536,173	¥ (58,003)	¥ 9,502	¥ 63,183	¥ (3,812)		¥ 547,386
Balance (in shares) at Dec. 31, 2012 | shares	48,130,944
Increase (Decrease) in Shareholders' Equity
Net income					63,656			63,656
Issuance of ordinary shares upon exercise of options	¥ 6	8,103						8,109
Issuance of ordinary shares upon exercise of options (in shares) | shares	981,992
Use of ordinary shares under depository for exercise of options (in shares) | shares	(81,992)
Share-based compensation		10,428						10,428
Appropriation to statutory reserves				472	(472)
Repurchase of ordinary shares			(33,097)					(33,097)
Dividend distribution to shareholders		(48,246)						(48,246)
Foreign currency translation adjustments						(9,018)		(9,018)
Balance at Dec. 31, 2013	¥ 349	506,458	(91,100)	9,974	126,367	(12,830)		539,218
Balance (in shares) at Dec. 31, 2013 | shares	49,030,944
Increase (Decrease) in Shareholders' Equity
Net income					20,107			20,107
Issuance of ordinary shares upon exercise of options	¥ 5	8,699						8,704
Issuance of ordinary shares upon exercise of options (in shares) | shares	647,269
Issuance of ordinary shares to depository for future exercise of options (in shares) | shares	252,731
Share-based compensation		9,562						9,562
Appropriation to statutory reserves				129	(129)
Repurchase of ordinary shares			(26,380)					(26,380)
Dividend distribution to shareholders		(165,951)						(165,951)
Foreign currency translation adjustments						1,780		1,780
Balance at Dec. 31, 2014	¥ 354	358,768	(117,480)	10,103	146,345	(11,050)		¥ 387,040
Balance (in shares) at Dec. 31, 2014 | shares	49,930,944						49,930,944	49,930,944
Increase (Decrease) in Shareholders' Equity
Net income					25,424		$ 3,926	¥ 25,424
Issuance of ordinary shares upon exercise of options	¥ 4	8,373						8,377
Issuance of ordinary shares upon exercise of options (in shares) | shares	743,440
Issuance of ordinary shares to depository for future exercise of options (in shares) | shares	156,560
Share-based compensation		12,730						12,730
Appropriation to statutory reserves				38	(38)
Cancellation of treasury shares	¥ (8)	(28,075)	28,083
Cancellation of treasury shares (in shares) | shares	(1,249,335)
Cancellation of ordinary shares upon exercise of options for future (in shares) | shares	(818,706)
Repurchase of ordinary shares			(1,703)					(1,703)
Foreign currency translation adjustments						4,320	667	4,320
Balance at Dec. 31, 2015	¥ 350	¥ 351,796	¥ (91,100)	¥ 10,141	¥ 171,731	¥ (6,730)	$ 67,337	¥ 436,188
Balance (in shares) at Dec. 31, 2015 | shares	48,762,903						48,762,903	48,762,903